Share-based Compensation - Share options activities (Details) $ / shares in Units, ¥ in Thousands, $ in Thousands		12 Months Ended
	Dec. 31, 2016 CNY (¥) $ / shares shares	Dec. 31, 2018 USD ($) $ / shares shares	Dec. 31, 2017 $ / shares shares	Dec. 31, 2017 CNY (¥) shares
Share options activities outstanding
Outstanding Balance		18,712	20,529
Granted		205	60
Exercised		0	0
Forfeited		(3,443)	(1,877)
Replaced by restricted shares		(15,474)
Outstanding Balance	20,529		18,712
Exercisable		0		12,030
Weighted average exercise price
Outstanding Balance | $ / shares		$ 0.37	$ 0.43
Granted | $ / shares		1.00	0.42
Forfeited | $ / shares		0.12	0.94
Replaced by restricted shares | $ / shares		$ (0.43)
Outstanding Balance | $ / shares	$ 0.43		0.37
Exercisable | $ / shares			$ 0.28
Remaining contractual life, Outstanding	1 year 4 months 21 days		8 months 19 days
Remaining contractual life, Exercisable			4 months 21 days
Aggregated intrinsic value, Outstanding | ¥	$ 9,975			¥ 8,951
Aggregated intrinsic value, Exercisable		$ 0		¥ 5,293
Employees
Share options activities outstanding
Outstanding Balance		17,075	18,892
Granted		205	60
Exercised		0	0
Forfeited		(3,443)	(1,877)
Replaced by restricted shares		(13,837)
Outstanding Balance	18,892		17,075
Exercisable		0		10,606
Consultants
Share options activities outstanding
Outstanding Balance		1,637	1,637
Granted		0	0
Exercised		0	0
Forfeited		0	0
Replaced by restricted shares		(1,637)
Outstanding Balance	1,637		1,637
Exercisable		0		1,424